Leases - Schedule of total rental related expenses (Detail) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	¥ 17,761	$ 2,540
2027	14,854	2,124
2028	3,528	504
2029	3,617	517
2030	3,391	485
Total future lease payments	43,151	6,170
Less: imputed interest	(1,931)	(276)
Total lease liability balance	¥ 41,220	$ 5,894